UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

  /s/    Richard Dinkel   Wichita, Kansas May 14, 2008

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

CONFIDENTIAL TREATMENT REQUESTED: the information for which Koch Industries, Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:   $61185 (thousands)


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABAXIS INC                     COM              002567105      463    20000 SH       DEFINED               20000        0        0
D ARMSTRONG WORLD INDS INC NEW   COM              04247X102    10965   307500 SH       DEFINED              307500        0        0
D CABOT CORP                     COM              127055101      784    28000 SH       DEFINED               28000        0        0
D CVS CAREMARK CORPORATION       COM              126650100      972    24000 SH       DEFINED               24000        0        0
D EBAY INC                       COM              278642103      895    30000 SH       DEFINED               30000        0        0
D ESTERLINE TECHNOLOGIES CORP    COM              297425100     1007    20000 SH       DEFINED               20000        0        0
D EXPEDITORS INTL WASH INC       COM              302130109      949    21000 SH       DEFINED               21000        0        0
D GENENTECH INC                  COM NEW          368710406     1218    15000 SH       DEFINED               15000        0        0
D GRACO INC                      COM              384109104      907    25000 SH       DEFINED               25000        0        0
D LOUISIANA PAC CORP             COM              546347105    18360  2000000 SH       DEFINED             2000000        D        0
D LAMAR ADVERTISING CO           CL A             512815101      575    16000 SH       DEFINED               16000        0        0
D MYRIAD GENETICS INC            COM              62855J104      927    23000 SH       DEFINED               23000        0        0
D NETWORK EQUIP TECHNOLOGIES     COM              641208103     1643   250000 SH       DEFINED              250000        0        0
D NYMEX HOLDINGS INC             COM              62948N104    14102   155600 SH       DEFINED              155600        0        0
D PENN VA CORP                   COM              707882106      926    21000 SH       DEFINED               21000        D        0
D POWER MED INTERVENTIONS INC    COM              739299105     4304   714924 SH       DEFINED              714924        0        0
D SAFEWAY INC                    COM NEW          786514208      881    30000 SH       DEFINED               30000        0        0
D UCBH HOLDINGS INC              COM              90262T308      466    60000 SH       DEFINED               60000        0        0
D WATTS WATER TECHNOLOGIES INC   CL A             942749102      841    30000 SH       DEFINED               30000        0        0